Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Straight-line	5 – 10 years
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

December 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$251,872	$96,038	$155,834
Major component parts in use	60,484	23,472	37,012
Other equipment	27,594	11,511	16,083
Licensed motor vehicles	25,911	22,474	3,437
Office and computer equipment	13,846	11,882	1,964
Buildings	4,691	2,650	2,041
Leasehold improvements	9,946	6,187	3,759
Assets under capital lease	72,627	14,782	57,845
	$466,971	$188,996	$277,975

December 31, 2012	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$321,976	$113,373	$208,603
Major component parts in use	59,538	22,543	36,995
Other equipment	37,684	18,127	19,557
Licensed motor vehicles	32,010	25,333	6,677
Office and computer equipment	13,122	10,630	2,492
Buildings	3,541	3,096	445
Land	166	—	166
Leasehold improvements	9,743	5,656	4,087
Assets under capital lease	64,901	11,671	53,230
	$542,681	$210,429	$332,252